Stockholders' Equity Stockholders' Equity (Stock-Based Compensation Expense Allocation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	$ 29.7	$ 31.4	$ 43.4
Cost of Goods Sold [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	6.1	5.9	5.9
Marketing and Administration [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	20.0	21.7	32.5
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	$ 3.6	$ 3.8	$ 5.0